ELFUN GOVERNMENT MONEY MARKET FUND
Elfun Government Money Market Fund
Investment Objective
A high level of current income consistent with prudent investment management and the preservation of capital.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	ELFUN GOVERNMENT MONEY MARKET FUND Elfun Government Money Market Fund USD ($)
Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Annual Fund Operating Expenses	ELFUN GOVERNMENT MONEY MARKET FUND Elfun Government Money Market Fund
Management Expenses	0.10%	[1]
Distribution and/or Service (12b-1) Fees
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.25%
[1]	Management Expenses includes a sub-advisory fee of 0.02% paid to SSGA Funds Management, Inc. ("SSGA FM") for its services as sub-adviser to the Fund. The Fund, and not GE Asset Management Incorporated, is responsible for payment of the sub-advisory fee to SSGA FM.

Expense Example
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your units at the end of those periods or continue to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
ELFUN GOVERNMENT MONEY MARKET FUND | Elfun Government Money Market Fund | USD ($)	26	80	141	318

Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
ELFUN GOVERNMENT MONEY MARKET FUND | Elfun Government Money Market Fund | USD ($)	26	80	141	318

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance.
Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing at least 99.5% of its assets under normal circumstances in short-term U.S. Government securities, cash and/or repurchase agreements that are collateralized by cash or government securities. The Fund may invest to a lesser extent in commercial paper, certificates of deposit, variable rate securities, asset-backed securities, foreign (non-U.S.) debt securities, Eurodollar deposits and domestic and foreign bank deposits.

U.S. Government securities are securities that are issued or guaranteed as to principal and interest by the U.S. Government or one of its agencies or instrumentalities. Some U.S. Government securities are backed by the full faith and credit of the U.S. Government, such as U.S. Treasury bills and notes and obligations of the Government National Mortgage Association ("Ginnie Mae"). Other U.S. Government securities are neither issued by nor guaranteed by the full faith and credit of the U.S. Government, including those issued by the Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Mortgage Corporation ("Freddie Mac"). Fannie Mae and Freddie Mac have been operating under a conservatorship since 2008, with the Federal Housing Finance Agency acting as their conservator, and receive certain financing support from and have access to certain borrowing arrangements with the U.S. Treasury.

The Fund invests consistent with regulatory standards governing security quality, maturity, liquidity and portfolio diversification.

The sub-adviser may consider the following factors when buying and selling securities for the Fund: (i) portfolio liquidity, (ii) redemption requests, (iii) yield management, and (iv) credit management.
Principal Risks
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The principal risks of investing in the Fund are:

U.S. Government Obligations Risk is the risk that U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities markets may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Negative conditions and price declines may occur unexpectedly and dramatically. In addition, the Fund could be forced to sell portfolio securities at an inopportune time in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. Bond prices generally rise when interest rates decline and generally decline when interest rates rise. Although in recent periods, governmental financial regulators, including the U.S. Federal

Reserve, have taken steps to maintain historically low interest rates, the U.S. Federal Reserve recently raised interest rates slightly. It is possible there will be less governmental action in the future to maintain low interest rates or that action will be taken to raise interest rates further. Changes in market conditions and governmental action may have adverse effects on investments, volatility, and liquidity in debt markets and any negative impact on fixed income securities could be swift and significant, potentially increasing Fund redemptions and negatively impacting the Fund's performance.

Credit Risk is the risk that the issuer or guarantor of a fixed income security, or the counterparty of a derivative instrument contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

The Fund's yield will change due to movements in current short-term interest rates and market conditions. A change in interest rates or default on the Fund's investments could cause the Fund's share price to decline below $1.00.
Performance
The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a 90 Day U.S. Treasury bill index. Past performance assumes the reinvestment of all dividend income and capital gains distributions. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. For updated performance information, please visit the Fund’s website at www.geam.com or call 1-800-242-0134. SSGA FM became the Fund’s sub-adviser on October 1, 2014.
Calendar Year Total Returns (%)

Highest/Lowest quarterly results during this time period were:

Highest	1.31%	(quarter ended September 30, 2007)
Lowest	0.00%	(quarter ended September 30, 2015)
7-Day Yield	0.00%	(as of December 31, 2015)
7-Day Effective Yield	0.00%	(as of December 31, 2015)

Average Annual Total Returns (%) (as of December 31, 2015)
Average Annual Total Returns - ELFUN GOVERNMENT MONEY MARKET FUND	1 Year	5 Years	10 Years
Elfun Government Money Market Fund	0.08%	0.05%	1.34%
90 Day U.S. T-Bill (does not reflect fees, expenses or taxes)	0.05%	0.06%	1.11%